Stock- Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended									12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013 right	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2013 Non-Employee Directors [Member]	Dec. 31, 2012 Non-Employee Directors [Member]	Dec. 31, 2011 Non-Employee Directors [Member]	Dec. 31, 2013 Non-employee Plan [Member] right	Dec. 31, 2012 Non-employee Plan [Member]	Dec. 31, 2011 Non-employee Plan [Member]	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member] Employees [Member]	Dec. 31, 2013 Restricted Stock [Member] Non-Employee Directors [Member]	Feb. 28, 2013 Performance Shares [Member]	Feb. 29, 2012 Performance Shares [Member]	Feb. 28, 2011 Performance Shares [Member]	Dec. 31, 2013 Performance Shares [Member]	Feb. 28, 2013 Time Shares [Member]	Feb. 29, 2012 Time Shares [Member]	Feb. 28, 2011 Time Shares [Member]	Dec. 31, 2013 Time Shares [Member]	Dec. 31, 2013 2006 Employee Plan [Member] right	Dec. 31, 2013 2006 Employee Plan [Member] Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized under Employee Plan	19,200,000
Number of appreciation rights, restricted stock units, performance shares or performance units granted											0														0
Number of shares authorized under 2006 Equity and Performance Incentive Plan																									200,000
Unrecognized stock-based compensation expense	$ 74,702													$ 43,575	$ 29,944	$ 1,182
Award vesting period	3 years										3 years													3 years
Unrecognized stock-based compensation expense, Weighted-average period recognition	1 year 2 months 27 days													1 year 4 months 2 days	11 months 16 days	1 year 2 months 19 days
Stock-based compensation expense	58,004	54,348	48,176
Income tax benefit related to stock-based compensation expense	22,368	20,948	18,570
Reduction in Basic Net Income per common share due to stock-based compensation expense	$ (0.35)
Reduction in Diluted Net Income Per Common Share Due to Stock Based Compensation Expense	$ 0.34
Estimated Forfeiture Rate														2.60%
Breakdown by award type																	66.67%	66.77%	66.77%		33.33%	33.33%	33.33%
Portion of option rights generally becoming exercisable to the extent of optioned shares	0.33
Expiration period	10 years
Weighted-average per share fair value of option rights granted during the year, Optioned Shares	$ 41.91	$ 32.74	$ 18.47
Intrinsic value of exercised option rights					129,742	298,883	53,100	525	1,412	1,129
Fair Value of Options Vested	$ 28,658	$ 25,879	$ 25,868
Outstanding option rights	6,484,592	6,748,126	9,857,695	10,009,385							0	3,500	17,500
Weighted average remaining term for options outstanding	6 years 9 months 1 day	6 years 11 months 27 days	6 years 6 months 15 days
Weighted average remaining term for options exercisable	5 years 8 months 15 days	5 years 9 months 15 days	5 years 4 months 21 days
Shares reserved for future grants of option rights restricted stock, Optioned Shares	5,636,618	6,810,439	8,155,734
Service period required for vesting of grants																				3 years						3 years